Common Stock and Senior Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock and Senior Convertible Preferred Stock [Abstract]
Schedule of Changes in Senior Convertible Preferred Stock, Common Stock and Treasury Stock

	Year Ended December 31,
	2011	2010	2009
(Shares in thousands)
Senior Convertible Preferred Stock:
Balance at beginning and end of year	0	0	0

Common Stock:
Balance at beginning of year	21,278	21,124	21,097
Issued for employee stock plans	31	154	27

Balance at end of year	21,309	21,278	21,124

Treasury Stock:
Balance at beginning of year	(700)	(669)	(669)
Shares repurchased	(6)	(31)	0

Balance at end of year	(706)	(700)	(669)